Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000
OSFI Covered Bond Limit			$31,678,590,160

Weighted average maturity of Outstanding Covered Bonds (months)				47.55
Weighted average remaining term of Loans in Cover Pool (months)				29.90

Series Ratings		Moody's	S&P	DBRS	Fitch
CB2		Aaa	AAA	AAA	AAA
CB3		Aaa	AAA	AAA	AAA
CB4		Aaa	AAA	AAA	AAA
CB5		Aaa	AAA	AAA	AAA
CB6		Aaa	AAA	AAA	AAA
CB7		Aaa	AAA	AAA	AAA
CB8		Aaa	AAA	AAA	AAA
CB9		Aaa	AAA	AAA	AAA
CB10		Aaa	AAA	AAA	AAA
CB11		Aaa	AAA	AAA	AAA
CB12		Aaa	AAA	AAA	AAA
CB13		Aaa	AAA	AAA	AAA
CB14		Aaa	AAA	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	P-1	A-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	S&P	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	A-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB- (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	BBB- (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	A-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	A-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	A-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	A-1+	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB+ (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	S&P	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$33,854,389,421	A (i)	$37,161,664,842
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$33,854,389,421
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$530,274,009
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$33,324,115,412

Valuation Calculation

Trading Value of Covered Bonds	$21,431,545,433

A = lesser of (i) Present Value of outstanding loan balance of	$36,960,238,135	A (i)	$36,960,238,135
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$63,398,682,092
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$36,960,238,135

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$22,749,942,796
Demand Loan	$14,354,580,526
Total	$37,104,523,322

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
October 31, 2013	$0	0.00%

Cover Pool Flow of Funds

	31-Oct-2013		30-Sep-2013
Cash Inflows
Principal Receipts	$578,937,851		$621,262,696
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$99,238,118		$99,533,575
Swap receipts	$89,526,547	(1)	$88,035,444	(2)
Cash Outflows
Swap payment	($99,238,118)	(1)	($99,533,575)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($89,347,494)	(1)	($87,859,373)	(2)
Intercompany Loan principal	($578,937,851)	(1)	($621,262,696)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$179,053		$176,071

(1) Cash settlement to occur on November 18, 2013
(2) Cash settlement occurred on October 17, 2013

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$37,723,509,649
Current Month Ending Balance	$37,144,571,798
Number of Mortgages in Pool	243,314
Average Mortgage Size	$152,661
Number of Properties	201,941
Number of Borrowers	192,909

Weighted Average LTV - Authorized	68.88%
Weighted Average LTV - Drawn	62.97%
Weighted Average LTV - Original Authorized	72.68%
Weighted Average Mortgage Rate	3.11%
Weighted Average Seasoning (Months)	24.68
Weighted Average Original Term (Months)	54.58
Weighted Average Remaining Term (Months)	29.90

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	243,067	99.90	$37,106,591,090	99.90
30 to 59 days past due	151	0.06	$23,514,842	0.06
60 to 89 days past due	39	0.02	$5,741,178	0.02
90 or more days past due	57	0.02	$8,724,688	0.02
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,380	12.07	$5,131,712,545	13.82
British Columbia	44,881	18.45	$8,955,897,299	24.11
Manitoba	8,989	3.69	$986,283,808	2.66
New Brunswick	4,081	1.68	$338,583,846	0.91
Newfoundland	2,875	1.18	$319,004,120	0.86
Northwest Territories	78	0.03	$12,364,536	0.03
Nova Scotia	7,417	3.05	$716,754,460	1.93
Nunavut	3	0.00	$240,537	0.00
Ontario	98,063	40.30	$15,471,695,249	41.65
Prince Edward Island	839	0.34	$73,176,537	0.20
Quebec	39,030	16.04	$4,155,461,646	11.19
Saskatchewan	7,477	3.07	$946,903,205	2.55
Yukon	201	0.08	$36,494,010	0.10
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	188	0.08	$24,945,571	0.07
499 and below	280	0.12	$40,819,372	0.11
500 - 539	255	0.10	$40,904,360	0.11
540 - 559	308	0.13	$51,851,619	0.14
560 - 579	519	0.21	$85,684,164	0.23
580 - 599	947	0.39	$156,304,249	0.42
600 - 619	1,779	0.73	$316,502,980	0.85
620 - 639	3,474	1.43	$582,672,556	1.57
640 - 659	6,039	2.48	$1,003,584,011	2.70
660 - 679	8,748	3.60	$1,443,582,664	3.89
680 - 699	12,158	5.00	$2,016,478,468	5.43
700 - 719	14,407	5.92	$2,333,874,372	6.28
720 - 739	15,974	6.57	$2,638,848,626	7.10
740 - 759	17,307	7.11	$2,785,913,836	7.50
760 - 779	18,481	7.60	$2,987,536,477	8.04
780 - 799	20,606	8.47	$3,267,619,081	8.80
800 and above	121,844	50.08	$17,367,449,394	46.76
Total	243,314	100.00	$37,144,571,798	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	168,567	69.28	$24,666,595,716	66.41
Variable	74,747	30.72	$12,477,976,081	33.59
Total	243,314	100.00	$37,144,571,798	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	94,803	38.96	$17,119,333,174	46.09
Homeline Mortgage Segment	148,511	61.04	$20,025,238,624	53.91
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	25,582	10.51	$4,130,722,494	11.12
Owner Occupied	217,732	89.49	$33,013,849,304	88.88
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	81	0.03	$19,389,245	0.05
2.0000% - 2.4999%	36,678	15.07	$6,856,197,700	18.46
2.5000% - 2.9999%	79,144	32.53	$12,991,247,372	34.97
3.0000% - 3.4999%	45,614	18.75	$6,742,879,249	18.15
3.5000% - 3.9999%	54,435	22.37	$7,573,119,350	20.39
4.0000% - 4.4999%	20,938	8.61	$2,365,049,264	6.37
4.5000% - 4.9999%	2,049	0.84	$207,280,527	0.56
5.0000% - 5.4999%	1,576	0.65	$154,818,890	0.42
5.5000% - 5.9999%	1,590	0.65	$138,606,665	0.37
6.0000% - 6.4999%	1,174	0.48	$93,341,337	0.25
6.5000% - 6.9999%	27	0.01	$2,212,202	0.01
7.0000% and above	8	0.00	$429,997	0.00
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	33,405	13.73	$4,515,897,372	12.16
12.00 - 23.99	55,355	22.75	$8,068,260,345	21.72
24.00 - 35.99	84,147	34.58	$12,979,810,142	34.94
36.00 - 47.99	37,702	15.50	$5,961,304,030	16.05
48.00 - 59.99	30,003	12.33	$5,260,078,823	14.16
60.00 - 71.99	2,104	0.86	$285,253,342	0.77
72.00 - 83.99	426	0.18	$47,512,864	0.13
84.00 and above	172	0.07	$26,454,880	0.07
Total	243,314	100.00	$37,144,571,798	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	104,939	43.13	$5,430,259,062	14.62
100,000 - 149,999	43,278	17.79	$5,390,105,117	14.51
150,000 - 199,999	32,610	13.40	$5,665,594,447	15.25
200,000 - 249,999	21,886	8.99	$4,892,665,589	13.17
250,000 - 299,999	14,592	6.00	$3,986,850,349	10.73
300,000 - 349,999	8,912	3.66	$2,882,607,624	7.76
350,000 - 399,999	5,497	2.26	$2,052,709,943	5.53
400,000 - 449,999	3,457	1.42	$1,463,715,985	3.94
450,000 - 499,999	2,332	0.96	$1,104,001,563	2.97
500,000 - 549,999	1,463	0.60	$765,893,897	2.06
550,000 - 599,999	1,039	0.43	$595,156,831	1.60
600,000 - 649,999	704	0.29	$438,392,063	1.18
650,000 - 699,999	559	0.23	$376,242,814	1.01
700,000 - 749,999	375	0.15	$271,288,682	0.73
750,000 - 799,999	266	0.11	$205,634,695	0.55
800,000 - 849,999	195	0.08	$160,727,456	0.43
850,000 - 899,999	163	0.07	$142,403,233	0.38
900,000 - 949,999	179	0.07	$165,770,267	0.45
950,000 - 999,999	139	0.06	$135,269,368	0.36
1,000,000 and above	729	0.30	$1,019,282,813	2.74
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	27,576	11.33	$4,073,962,473	10.97
Detached	183,900	75.58	$28,177,490,416	75.86
Duplex	4,999	2.05	$738,501,414	1.99
Fourplex	1,270	0.52	$250,995,261	0.68
Other	1,053	0.43	$157,514,384	0.42
Row (Townhouse)	12,494	5.13	$1,911,775,737	5.15
Semi-detached	10,693	4.39	$1,613,666,339	4.34
Triplex	1,329	0.55	$220,665,773	0.59
Total	243,314	100.00	$37,144,571,798	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,546	5.22	$350,668,959	0.94
20.01 - 25.00	3,653	1.81	$251,235,053	0.68
25.01 - 30.00	4,036	2.00	$339,631,529	0.91
30.01 - 35.00	4,574	2.27	$454,717,400	1.22
35.01 - 40.00	5,586	2.77	$681,026,125	1.83
40.01 - 45.00	6,130	3.04	$813,078,773	2.19
45.01 - 50.00	8,264	4.09	$1,220,240,786	3.29
50.01 - 55.00	8,691	4.30	$1,451,358,159	3.91
55.01 - 60.00	11,221	5.56	$2,055,190,975	5.53
60.01 - 65.00	15,863	7.86	$3,382,559,203	9.11
65.01 - 70.00	14,588	7.22	$3,262,153,931	8.78
70.01 - 75.00	31,958	15.83	$6,019,911,998	16.21
75.01 - 80.00	76,692	37.98	$16,841,111,313	45.34
> 80.00 or Not Available*	139	0.07	$21,687,594	0.06
Total	201,941	100.00	$37,144,571,798	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,452	7.65	$612,274,113	1.65
20.01 - 25.00	6,173	3.06	$473,720,597	1.28
25.01 - 30.00	6,948	3.44	$649,776,253	1.75
30.01 - 35.00	7,857	3.89	$872,506,806	2.35
35.01 - 40.00	8,957	4.44	$1,158,289,612	3.12
40.01 - 45.00	10,060	4.98	$1,438,185,566	3.87
45.01 - 50.00	11,967	5.93	$1,906,665,537	5.13
50.01 - 55.00	13,296	6.58	$2,307,516,925	6.21
55.01 - 60.00	15,956	7.90	$3,098,268,243	8.34
60.01 - 65.00	18,234	9.03	$3,965,328,730	10.68
65.01 - 70.00	19,379	9.60	$4,386,084,188	11.81
70.01 - 75.00	27,920	13.83	$6,451,259,023	17.37
75.01 - 80.00	39,555	19.59	$9,790,372,387	26.36
> 80.00 or Not Available*	187	0.09	$34,323,818	0.09
Total	201,941	100.00	$37,144,571,798	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$69,590,631	$0	$0	$0	$69,590,631
	20.01 - 25.00	$55,327,089	$0	$0	$0	$55,327,089
	25.01 - 30.00	$74,596,258	$83,996	$0	$0	$74,680,254
	30.01 - 35.00	$105,394,252	$0	$0	$0	$105,394,252
	35.01 - 40.00	$166,456,882	$54,106	$0	$0	$166,510,988
	40.01 - 45.00	$183,923,968	$0	$0	$0	$183,923,968
	45.01 - 50.00	$240,454,798	$86,706	$0	$0	$240,541,504
	50.01 - 55.00	$323,217,956	$0	$0	$374,449	$323,592,405
	55.01 - 60.00	$416,530,312	$117,056	$0	$0	$416,647,368
	60.01 - 65.00	$504,315,802	$225,341	$0	$0	$504,541,142
	65.01 - 70.00	$595,524,731	$697,326	$171,570	$959,420	$597,353,046
	70.01 - 75.00	$941,018,337	$1,082,343	$0	$0	$942,100,680
	75.01 - 80.00	$1,445,654,940	$563,069	$84,681	$257,866	$1,446,560,556
	> 80.00 or Not Available*	$4,761,055	$187,606	$0	$0	$4,948,661
Total Alberta		$5,126,767,010	$3,097,548	$256,251	$1,591,736	$5,131,712,545

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$167,130,301	$0	$0	$33,074	$167,163,376
	20.01 - 25.00	$132,429,014	$0	$0	$0	$132,429,014
	25.01 - 30.00	$189,885,661	$0	$0	$0	$189,885,661
	30.01 - 35.00	$240,596,226	$0	$0	$0	$240,596,226
	35.01 - 40.00	$314,823,705	$89,225	$255,836	$0	$315,168,766
	40.01 - 45.00	$399,682,550	$0	$0	$0	$399,682,550
	45.01 - 50.00	$513,772,299	$151,150	$0	$0	$513,923,449
	50.01 - 55.00	$614,399,740	$1,328,706	$73,576	$0	$615,802,021
	55.01 - 60.00	$834,954,467	$599,498	$132,027	$0	$835,685,993
	60.01 - 65.00	$1,062,607,889	$251,764	$0	$591,469	$1,063,451,122
	65.01 - 70.00	$1,036,714,555	$287,361	$718,127	$0	$1,037,720,043
	70.01 - 75.00	$1,467,988,570	$785,311	$351,085	$1,645,744	$1,470,770,711
	75.01 - 80.00	$1,964,291,795	$1,213,854	$0	$482,516	$1,965,988,165
	> 80.00 or Not Available*	$7,630,203	$0	$0	$0	$7,630,203
Total British Columbia		$8,946,906,974	$4,706,869	$1,530,652	$2,752,803	$8,955,897,299

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,338,165	$0	$0	$0	$12,338,165
	20.01 - 25.00	$9,609,854	$0	$0	$0	$9,609,854
	25.01 - 30.00	$14,029,924	$0	$0	$0	$14,029,924
	30.01 - 35.00	$15,137,482	$0	$0	$0	$15,137,482
	35.01 - 40.00	$25,634,762	$0	$0	$0	$25,634,762
	40.01 - 45.00	$28,353,058	$0	$0	$0	$28,353,058
	45.01 - 50.00	$40,282,787	$0	$0	$0	$40,282,787
	50.01 - 55.00	$41,942,046	$0	$0	$0	$41,942,046
	55.01 - 60.00	$69,721,546	$52,963	$0	$0	$69,774,509
	60.01 - 65.00	$89,275,489	$909,275	$60,215	$0	$90,244,979
	65.01 - 70.00	$107,629,666	$0	$0	$0	$107,629,666
	70.01 - 75.00	$176,536,299	$0	$0	$0	$176,536,299
	75.01 - 80.00	$353,771,164	$81,357	$0	$152,899	$354,005,420
	> 80.00 or Not Available*	$764,856	$0	$0	$0	$764,856
Total Manitoba		$985,027,099	$1,043,596	$60,215	$152,899	$986,283,808

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$3,863,235	$0	$0	$0	$3,863,235
	20.01 - 25.00	$3,624,478	$0	$0	$0	$3,624,478
	25.01 - 30.00	$4,590,821	$0	$0	$0	$4,590,821
	30.01 - 35.00	$6,148,236	$0	$0	$0	$6,148,236
	35.01 - 40.00	$7,009,589	$0	$0	$0	$7,009,589
	40.01 - 45.00	$11,285,570	$0	$0	$0	$11,285,570
	45.01 - 50.00	$14,276,895	$67,281	$0	$0	$14,344,176
	50.01 - 55.00	$14,213,630	$0	$0	$0	$14,213,630
	55.01 - 60.00	$22,185,266	$0	$0	$49,786	$22,235,053
	60.01 - 65.00	$28,542,318	$67,597	$0	$0	$28,609,916
	65.01 - 70.00	$37,616,442	$53,381	$0	$0	$37,669,824
	70.01 - 75.00	$68,328,908	$328,020	$143,434	$11,795	$68,812,157
	75.01 - 80.00	$115,674,760	$307,047	$0	$0	$115,981,807
	> 80.00 or Not Available*	$195,355	$0	$0	$0	$195,355
Total New Brunswick		$337,555,504	$823,326	$143,434	$61,581	$338,583,846

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$4,967,293	$22,902	$0	$0	$4,990,194
	20.01 - 25.00	$4,826,889	$16,829	$0	$0	$4,843,718
	25.01 - 30.00	$4,455,594	$0	$0	$0	$4,455,594
	30.01 - 35.00	$7,053,500	$0	$0	$0	$7,053,500
	35.01 - 40.00	$7,506,000	$0	$0	$0	$7,506,000
	40.01 - 45.00	$9,505,338	$0	$0	$0	$9,505,338
	45.01 - 50.00	$12,262,029	$0	$0	$0	$12,262,029
	50.01 - 55.00	$16,669,409	$0	$0	$0	$16,669,409
	55.01 - 60.00	$21,268,578	$0	$0	$0	$21,268,578
	60.01 - 65.00	$28,030,089	$0	$168,864	$0	$28,198,953
	65.01 - 70.00	$35,939,938	$0	$112,451	$115,108	$36,167,498
	70.01 - 75.00	$61,986,586	$0	$0	$0	$61,986,586
	75.01 - 80.00	$103,800,151	$175,411	$0	$0	$103,975,562
	> 80.00 or Not Available*	$121,159	$0	$0	$0	$121,159
Total Newfoundland		$318,392,555	$215,142	$281,316	$115,108	$319,004,120

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$131,156	$0	$0	$0	$131,156
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$30,664	$0	$0	$0	$30,664
	30.01 - 35.00	$22,382	$0	$0	$0	$22,382
	35.01 - 40.00	$364,341	$0	$0	$0	$364,341
	40.01 - 45.00	$633,228	$0	$0	$0	$633,228
	45.01 - 50.00	$798,611	$0	$0	$0	$798,611
	50.01 - 55.00	$1,889,994	$0	$0	$0	$1,889,994
	55.01 - 60.00	$838,877	$0	$0	$0	$838,877
	60.01 - 65.00	$1,388,073	$0	$0	$0	$1,388,073
	65.01 - 70.00	$993,476	$0	$0	$0	$993,476
	70.01 - 75.00	$2,439,086	$0	$0	$0	$2,439,086
	75.01 - 80.00	$2,834,650	$0	$0	$0	$2,834,650
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$12,364,536	$0	$0	$0	$12,364,536

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$10,890,255	$0	$0	$0	$10,890,255
	20.01 - 25.00	$8,572,405	$0	$0	$0	$8,572,405
	25.01 - 30.00	$12,134,415	$0	$0	$25,505	$12,159,920
	30.01 - 35.00	$12,527,073	$0	$0	$0	$12,527,073
	35.01 - 40.00	$22,354,227	$0	$0	$0	$22,354,227
	40.01 - 45.00	$23,795,706	$32,253	$0	$191,791	$24,019,750
	45.01 - 50.00	$34,701,990	$26,069	$0	$0	$34,728,059
	50.01 - 55.00	$39,567,595	$0	$0	$93,958	$39,661,553
	55.01 - 60.00	$50,438,024	$100,492	$0	$0	$50,538,516
	60.01 - 65.00	$68,602,598	$0	$0	$0	$68,602,598
	65.01 - 70.00	$85,207,259	$0	$0	$0	$85,207,259
	70.01 - 75.00	$130,500,380	$0	$0	$0	$130,500,380
	75.01 - 80.00	$216,281,468	$54,500	$178,635	$73,036	$216,587,639
	> 80.00 or Not Available*	$404,827	$0	$0	$0	$404,827
Total Nova Scotia		$715,978,222	$213,313	$178,635	$384,289	$716,754,460

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$142,811	$0	$0	$0	$142,811
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$97,725	$0	$0	$0	$97,725
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$240,537	$0	$0	$0	$240,537

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$245,841,445	$54,305	$35,380	$94,231	$246,025,361
	20.01 - 25.00	$192,820,904	$92,407	$0	$0	$192,913,311
	25.01 - 30.00	$264,946,723	$378,213	$0	$24,858	$265,349,793
	30.01 - 35.00	$364,428,079	$0	$0	$30,154	$364,458,233
	35.01 - 40.00	$448,651,201	$369,027	$84,830	$0	$449,105,059
	40.01 - 45.00	$584,137,330	$243,061	$0	$254,753	$584,635,143
	45.01 - 50.00	$796,384,860	$269,244	$0	$43,248	$796,697,352
	50.01 - 55.00	$930,499,251	$663,881	$0	$0	$931,163,132
	55.01 - 60.00	$1,266,917,077	$1,225,906	$50,933	$68,143	$1,268,262,059
	60.01 - 65.00	$1,647,101,006	$2,521,206	$547,096	$145,030	$1,650,314,338
	65.01 - 70.00	$1,891,822,094	$2,166,323	$306,045	$206,028	$1,894,500,489
	70.01 - 75.00	$2,712,448,959	$515,642	$685,149	$49,689	$2,713,699,439
	75.01 - 80.00	$4,094,462,670	$2,017,108	$1,015,624	$1,030,281	$4,098,525,684
	> 80.00 or Not Available*	$15,662,675	$383,180	$0	$0	$16,045,855
Total Ontario		$15,456,124,274	$10,899,503	$2,725,057	$1,946,415	$15,471,695,249

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$895,717	$0	$0	$0	$895,717
Island	20.01 - 25.00	$752,875	$0	$0	$0	$752,875
	25.01 - 30.00	$1,071,172	$0	$0	$0	$1,071,172
	30.01 - 35.00	$1,316,576	$0	$0	$0	$1,316,576
	35.01 - 40.00	$1,904,272	$0	$0	$0	$1,904,272
	40.01 - 45.00	$1,823,587	$0	$0	$0	$1,823,587
	45.01 - 50.00	$3,966,484	$0	$0	$0	$3,966,484
	50.01 - 55.00	$4,659,635	$0	$0	$0	$4,659,635
	55.01 - 60.00	$5,093,774	$0	$0	$0	$5,093,774
	60.01 - 65.00	$5,997,126	$0	$0	$0	$5,997,126
	65.01 - 70.00	$8,074,643	$0	$0	$0	$8,074,643
	70.01 - 75.00	$14,090,667	$0	$0	$0	$14,090,667
	75.01 - 80.00	$23,497,662	$0	$0	$0	$23,497,662
	> 80.00 or Not Available*	$32,347	$0	$0	$0	$32,347
Total Prince Edward Island		$73,176,537	$0	$0	$0	$73,176,537

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$86,632,170	$3,093	$0	$9,852	$86,645,114
	20.01 - 25.00	$59,999,546	$42,443	$0	$0	$60,041,989
	25.01 - 30.00	$73,530,297	$0	$0	$0	$73,530,297
	30.01 - 35.00	$104,932,327	$0	$0	$0	$104,932,327
	35.01 - 40.00	$139,871,702	$12,286	$0	$0	$139,883,988
	40.01 - 45.00	$167,135,276	$140,701	$11,188	$31,040	$167,318,206
	45.01 - 50.00	$215,561,918	$69,309	$0	$0	$215,631,227
	50.01 - 55.00	$270,964,385	$178,312	$0	$0	$271,142,696
	55.01 - 60.00	$345,442,625	$94,688	$0	$0	$345,537,313
	60.01 - 65.00	$435,028,331	$5,190	$0	$0	$435,033,520
	65.01 - 70.00	$469,387,592	$466,067	$0	$0	$469,853,659
	70.01 - 75.00	$686,097,321	$645,282	$0	$649,700	$687,392,303
	75.01 - 80.00	$1,093,812,488	$627,395	$134,024	$745,031	$1,095,318,938
	> 80.00 or Not Available*	$2,792,087	$0	$282,352	$125,629	$3,200,068
Total Quebec		$4,151,188,066	$2,284,764	$427,564	$1,561,252	$4,155,461,646

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,495,313	$0	$0	$0	$9,495,313
	20.01 - 25.00	$5,579,599	$0	$0	$0	$5,579,599
	25.01 - 30.00	$9,647,518	$0	$6,867	$0	$9,654,385
	30.01 - 35.00	$13,745,046	$0	$0	$0	$13,745,046
	35.01 - 40.00	$21,697,316	$0	$0	$0	$21,697,316
	40.01 - 45.00	$26,493,396	$0	$0	$0	$26,493,396
	45.01 - 50.00	$31,661,056	$83,784	$131,187	$0	$31,876,028
	50.01 - 55.00	$45,009,115	$0	$0	$0	$45,009,115
	55.01 - 60.00	$60,102,527	$0	$0	$0	$60,102,527
	60.01 - 65.00	$85,498,756	$0	$0	$0	$85,498,756
	65.01 - 70.00	$106,895,235	$146,996	$0	$0	$107,042,231
	70.01 - 75.00	$176,109,747	$0	$0	$158,605	$176,268,352
	75.01 - 80.00	$353,460,653	$0	$0	$0	$353,460,653
	> 80.00 or Not Available*	$980,487	$0	$0	$0	$980,487
Total Saskatchewan		$946,375,765	$230,780	$138,054	$158,605	$946,903,205

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$245,595	$0	$0	$0	$245,595
	20.01 - 25.00	$26,264	$0	$0	$0	$26,264
	25.01 - 30.00	$194,956	$0	$0	$0	$194,956
	30.01 - 35.00	$1,175,474	$0	$0	$0	$1,175,474
	35.01 - 40.00	$1,150,303	$0	$0	$0	$1,150,303
	40.01 - 45.00	$511,772	$0	$0	$0	$511,772
	45.01 - 50.00	$1,516,108	$0	$0	$0	$1,516,108
	50.01 - 55.00	$1,771,288	$0	$0	$0	$1,771,288
	55.01 - 60.00	$2,283,677	$0	$0	$0	$2,283,677
	60.01 - 65.00	$3,448,205	$0	$0	$0	$3,448,205
	65.01 - 70.00	$3,872,352	$0	$0	$0	$3,872,352
	70.01 - 75.00	$6,662,364	$0	$0	$0	$6,662,364
	75.01 - 80.00	$13,635,651	$0	$0	$0	$13,635,651
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$36,494,010	$0	$0	$0	$36,494,010

Grand Total		$37,106,591,090	$23,514,842	$5,741,178	$8,724,688	$37,144,571,798

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.19	0.00	0.00	0.00	0.19
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.45	0.00	0.00	0.00	0.45
	40.01 - 45.00	0.50	0.00	0.00	0.00	0.50
	45.01 - 50.00	0.65	0.00	0.00	0.00	0.65
	50.01 - 55.00	0.87	0.00	0.00	0.00	0.87
	55.01 - 60.00	1.12	0.00	0.00	0.00	1.12
	60.01 - 65.00	1.36	0.00	0.00	0.00	1.36
	65.01 - 70.00	1.60	0.00	0.00	0.00	1.61
	70.01 - 75.00	2.53	0.00	0.00	0.00	2.54
	75.01 - 80.00	3.89	0.00	0.00	0.00	3.89
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.80	0.01	0.00	0.00	13.82

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.45	0.00	0.00	0.00	0.45
	20.01 - 25.00	0.36	0.00	0.00	0.00	0.36
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.65	0.00	0.00	0.00	0.65
	35.01 - 40.00	0.85	0.00	0.00	0.00	0.85
	40.01 - 45.00	1.08	0.00	0.00	0.00	1.08
	45.01 - 50.00	1.38	0.00	0.00	0.00	1.38
	50.01 - 55.00	1.65	0.00	0.00	0.00	1.66
	55.01 - 60.00	2.25	0.00	0.00	0.00	2.25
	60.01 - 65.00	2.86	0.00	0.00	0.00	2.86
	65.01 - 70.00	2.79	0.00	0.00	0.00	2.79
	70.01 - 75.00	3.95	0.00	0.00	0.00	3.96
	75.01 - 80.00	5.29	0.00	0.00	0.00	5.29
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total British Columbia		24.09	0.01	0.00	0.01	24.11

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.48	0.00	0.00	0.00	0.48
	75.01 - 80.00	0.95	0.00	0.00	0.00	0.95
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.65	0.00	0.00	0.00	2.66

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.31	0.00	0.00	0.00	0.31
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.17	0.00	0.00	0.00	0.17
	75.01 - 80.00	0.28	0.00	0.00	0.00	0.28
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.86	0.00	0.00	0.00	0.86

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.18	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.23	0.00	0.00	0.00	0.23
	70.01 - 75.00	0.35	0.00	0.00	0.00	0.35
	75.01 - 80.00	0.58	0.00	0.00	0.00	0.58
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.66	0.00	0.00	0.00	0.66
	20.01 - 25.00	0.52	0.00	0.00	0.00	0.52
	25.01 - 30.00	0.71	0.00	0.00	0.00	0.71
	30.01 - 35.00	0.98	0.00	0.00	0.00	0.98
	35.01 - 40.00	1.21	0.00	0.00	0.00	1.21
	40.01 - 45.00	1.57	0.00	0.00	0.00	1.57
	45.01 - 50.00	2.14	0.00	0.00	0.00	2.14
	50.01 - 55.00	2.51	0.00	0.00	0.00	2.51
	55.01 - 60.00	3.41	0.00	0.00	0.00	3.41
	60.01 - 65.00	4.43	0.01	0.00	0.00	4.44
	65.01 - 70.00	5.09	0.01	0.00	0.00	5.10
	70.01 - 75.00	7.30	0.00	0.00	0.00	7.31
	75.01 - 80.00	11.02	0.01	0.00	0.00	11.03
	> 80.00 or Not Available*	0.04	0.00	0.00	0.00	0.04
Total Ontario		41.61	0.03	0.01	0.01	41.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.23	0.00	0.00	0.00	0.23
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.38	0.00	0.00	0.00	0.38
	40.01 - 45.00	0.45	0.00	0.00	0.00	0.45
	45.01 - 50.00	0.58	0.00	0.00	0.00	0.58
	50.01 - 55.00	0.73	0.00	0.00	0.00	0.73
	55.01 - 60.00	0.93	0.00	0.00	0.00	0.93
	60.01 - 65.00	1.17	0.00	0.00	0.00	1.17
	65.01 - 70.00	1.26	0.00	0.00	0.00	1.26
	70.01 - 75.00	1.85	0.00	0.00	0.00	1.85
	75.01 - 80.00	2.94	0.00	0.00	0.00	2.95
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.18	0.01	0.00	0.00	11.19

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.95	0.00	0.00	0.00	0.95
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.55	0.00	0.00	0.00	2.55

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.90	0.06	0.02	0.02	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,712,883	0.00
	499 and below	$1,261,058	0.00
	500 - 539	$189,581	0.00
	540 - 559	$218,157	0.00
	560 - 579	$190,521	0.00
	580 - 599	$874,030	0.00
	600 - 619	$1,439,756	0.00
	620 - 639	$2,594,081	0.01
	640 - 659	$4,753,052	0.01
	660 - 679	$8,022,324	0.02
	680 - 699	$11,105,745	0.03
	700 - 719	$15,481,656	0.04
	720 - 739	$21,130,557	0.06
	740 - 759	$25,302,208	0.07
	760 - 779	$35,888,057	0.10
	780 - 799	$40,349,414	0.11
	800 and above	$441,761,034	1.19
Total		$612,274,113	1.65

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$526,209	0.00
	499 and below	$722,195	0.00
	500 - 539	$93,796	0.00
	540 - 559	$0	0.00
	560 - 579	$211,256	0.00
	580 - 599	$804,298	0.00
	600 - 619	$1,813,074	0.00
	620 - 639	$3,349,077	0.01
	640 - 659	$4,237,660	0.01
	660 - 679	$8,227,142	0.02
	680 - 699	$12,327,088	0.03
	700 - 719	$11,829,658	0.03
	720 - 739	$16,313,447	0.04
	740 - 759	$21,543,897	0.06
	760 - 779	$23,790,818	0.06
	780 - 799	$33,789,814	0.09
	800 and above	$334,141,170	0.90
Total		$473,720,597	1.28

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$960,805	0.00
	499 and below	$874,910	0.00
	500 - 539	$221,468	0.00
	540 - 559	$288,402	0.00
	560 - 579	$579,118	0.00
	580 - 599	$1,330,921	0.00
	600 - 619	$1,412,605	0.00
	620 - 639	$2,632,883	0.01
	640 - 659	$5,838,771	0.02
	660 - 679	$9,287,490	0.03
	680 - 699	$14,588,839	0.04
	700 - 719	$18,414,758	0.05
	720 - 739	$29,151,821	0.08
	740 - 759	$34,864,291	0.09
	760 - 779	$37,988,785	0.10
	780 - 799	$48,685,691	0.13
	800 and above	$442,654,695	1.19
Total		$649,776,253	1.75

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,091,080	0.00
	499 and below	$1,465,889	0.00
	500 - 539	$253,962	0.00
	540 - 559	$256,430	0.00
	560 - 579	$855,200	0.00
	580 - 599	$1,128,485	0.00
	600 - 619	$1,766,466	0.00
	620 - 639	$5,526,387	0.01
	640 - 659	$10,602,504	0.03
	660 - 679	$14,212,776	0.04
	680 - 699	$23,859,817	0.06
	700 - 719	$28,065,450	0.08
	720 - 739	$35,546,438	0.10
	740 - 759	$39,486,397	0.11
	760 - 779	$52,372,787	0.14
	780 - 799	$68,379,287	0.18
	800 and above	$587,637,451	1.58
Total		$872,506,806	2.35

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,125,356	0.01
	499 and below	$2,314,888	0.01
	500 - 539	$357,808	0.00
	540 - 559	$477,422	0.00
	560 - 579	$798,910	0.00
	580 - 599	$2,177,902	0.01
	600 - 619	$4,844,054	0.01
	620 - 639	$7,856,377	0.02
	640 - 659	$14,321,209	0.04
	660 - 679	$20,383,508	0.05
	680 - 699	$40,720,010	0.11
	700 - 719	$46,897,179	0.13
	720 - 739	$50,984,859	0.14
	740 - 759	$61,306,499	0.17
	760 - 779	$70,556,422	0.19
	780 - 799	$89,715,351	0.24
	800 and above	$742,451,858	2.00
Total		$1,158,289,612	3.12

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,447,069	0.00
	499 and below	$2,758,743	0.01
	500 - 539	$1,251,462	0.00
	540 - 559	$1,085,365	0.00
	560 - 579	$1,190,885	0.00
	580 - 599	$1,878,032	0.01
	600 - 619	$5,767,925	0.02
	620 - 639	$10,833,482	0.03
	640 - 659	$19,672,293	0.05
	660 - 679	$30,340,897	0.08
	680 - 699	$42,147,126	0.11
	700 - 719	$53,891,363	0.15
	720 - 739	$69,847,956	0.19
	740 - 759	$82,547,945	0.22
	760 - 779	$82,647,141	0.22
	780 - 799	$116,920,559	0.31
	800 and above	$913,957,323	2.46
Total		$1,438,185,566	3.87

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,765,964	0.01
	499 and below	$2,200,312	0.01
	500 - 539	$2,632,126	0.01
	540 - 559	$1,703,331	0.00
	560 - 579	$2,153,120	0.01
	580 - 599	$5,140,350	0.01
	600 - 619	$8,314,084	0.02
	620 - 639	$17,213,435	0.05
	640 - 659	$26,234,370	0.07
	660 - 679	$41,102,424	0.11
	680 - 699	$66,344,367	0.18
	700 - 719	$77,747,375	0.21
	720 - 739	$98,137,206	0.26
	740 - 759	$120,844,268	0.33
	760 - 779	$142,043,465	0.38
	780 - 799	$150,974,002	0.41
	800 and above	$1,140,115,339	3.07
Total		$1,906,665,537	5.13

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,330,863	0.00
	499 and below	$2,238,814	0.01
	500 - 539	$698,184	0.00
	540 - 559	$2,223,624	0.01
	560 - 579	$2,813,578	0.01
	580 - 599	$5,591,574	0.02
	600 - 619	$13,103,803	0.04
	620 - 639	$23,557,627	0.06
	640 - 659	$38,128,929	0.10
	660 - 679	$57,760,141	0.16
	680 - 699	$81,276,738	0.22
	700 - 719	$104,709,139	0.28
	720 - 739	$123,926,484	0.33
	740 - 759	$129,049,610	0.35
	760 - 779	$159,945,050	0.43
	780 - 799	$209,711,023	0.56
	800 and above	$1,351,451,744	3.64
Total		$2,307,516,925	6.21

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,885,378	0.01
	499 and below	$3,584,018	0.01
	500 - 539	$1,165,973	0.00
	540 - 559	$3,457,601	0.01
	560 - 579	$7,974,664	0.02
	580 - 599	$8,667,537	0.02
	600 - 619	$20,855,215	0.06
	620 - 639	$33,290,536	0.09
	640 - 659	$57,336,323	0.15
	660 - 679	$83,851,239	0.23
	680 - 699	$123,457,534	0.33
	700 - 719	$150,189,771	0.40
	720 - 739	$185,747,497	0.50
	740 - 759	$210,647,995	0.57
	760 - 779	$233,687,298	0.63
	780 - 799	$278,668,387	0.75
	800 and above	$1,693,801,277	4.56
Total		$3,098,268,243	8.34

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,714,274	0.01
	499 and below	$6,758,766	0.02
	500 - 539	$6,037,887	0.02
	540 - 559	$6,768,014	0.02
	560 - 579	$9,751,945	0.03
	580 - 599	$12,311,958	0.03
	600 - 619	$31,714,455	0.09
	620 - 639	$57,149,894	0.15
	640 - 659	$85,307,306	0.23
	660 - 679	$125,639,798	0.34
	680 - 699	$201,942,333	0.54
	700 - 719	$235,033,661	0.63
	720 - 739	$265,032,397	0.71
	740 - 759	$307,115,383	0.83
	760 - 779	$321,040,030	0.86
	780 - 799	$361,833,952	0.97
	800 and above	$1,929,176,677	5.19
Total		$3,965,328,730	10.68

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,760,979	0.00
	499 and below	$3,411,837	0.01
	500 - 539	$3,581,954	0.01
	540 - 559	$4,641,022	0.01
	560 - 579	$7,096,291	0.02
	580 - 599	$19,677,265	0.05
	600 - 619	$29,675,795	0.08
	620 - 639	$58,237,874	0.16
	640 - 659	$105,172,861	0.28
	660 - 679	$156,350,451	0.42
	680 - 699	$216,930,109	0.58
	700 - 719	$264,441,942	0.71
	720 - 739	$294,432,781	0.79
	740 - 759	$325,529,797	0.88
	760 - 779	$370,349,238	1.00
	780 - 799	$394,194,860	1.06
	800 and above	$2,130,599,132	5.74
Total		$4,386,084,188	11.81

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$3,432,151	0.01
	499 and below	$5,710,402	0.02
	500 - 539	$5,612,611	0.02
	540 - 559	$9,089,304	0.02
	560 - 579	$14,157,877	0.04
	580 - 599	$24,954,647	0.07
	600 - 619	$57,178,270	0.15
	620 - 639	$110,388,953	0.30
	640 - 659	$184,289,095	0.50
	660 - 679	$276,252,435	0.74
	680 - 699	$377,588,166	1.02
	700 - 719	$436,594,865	1.18
	720 - 739	$498,053,628	1.34
	740 - 759	$513,800,300	1.38
	760 - 779	$569,661,877	1.53
	780 - 799	$600,450,841	1.62
	800 and above	$2,764,043,600	7.44
Total		$6,451,259,023	17.37

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$2,192,560	0.01
	499 and below	$7,517,540	0.02
	500 - 539	$17,599,120	0.05
	540 - 559	$21,375,187	0.06
	560 - 579	$37,355,379	0.10
	580 - 599	$70,808,942	0.19
	600 - 619	$137,621,404	0.37
	620 - 639	$248,061,195	0.67
	640 - 659	$446,647,696	1.20
	660 - 679	$609,816,688	1.64
	680 - 699	$800,445,473	2.15
	700 - 719	$887,714,568	2.39
	720 - 739	$948,918,608	2.55
	740 - 759	$910,904,234	2.45
	760 - 779	$885,615,084	2.38
	780 - 799	$871,454,782	2.35
	800 and above	$2,886,323,928	7.77
Total		$9,790,372,387	26.36

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$1,208,427	0.00
	540 - 559	$267,759	0.00
	560 - 579	$555,419	0.00
	580 - 599	$958,309	0.00
	600 - 619	$996,074	0.00
	620 - 639	$1,980,755	0.01
	640 - 659	$1,041,944	0.00
	660 - 679	$2,335,350	0.01
	680 - 699	$3,745,123	0.01
	700 - 719	$2,862,988	0.01
	720 - 739	$1,624,947	0.00
	740 - 759	$2,971,013	0.01
	760 - 779	$1,950,426	0.01
	780 - 799	$2,491,117	0.01
	800 and above	$9,334,167	0.03
Total		$34,323,818	0.09

Grand Total		$37,144,571,798	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2013	Page 20 of 20